Property and equipment, net - Additional information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation	¥ 18,000,000	$ 3	¥ 9,000,000	¥ 11,000,000
Interest Costs Capitalized	7,000,000	$ 1	¥ 3,000,000	¥ 0
Charges of Leasehold improvements	42,544,996
Charges of construction in progress	¥ 104,592,271